Note 12 - Income Taxes - Income Tax Expense (Benefit) (Details) - USD ($)	4 Months Ended	8 Months Ended		12 Months Ended
	May 04, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Current:
Federal		$ 0
State		0
Deferred:
Federal		1,989,763
State		236,490
Change in valuation allowance		2,226,253
Total Benefit for Income Taxes
Predecessor [Member]
Current:
Federal	$ 0
State	0
Deferred:
Federal	(9,836,756)			29,084,623
State	(2,237,382)			3,614,773
Change in valuation allowance	(12,074,138)			32,610,383
Total Benefit for Income Taxes				$ 89,013